Offerings	Jul. 31, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock
Maximum Aggregate Offering Price	$ 25,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,452.50
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2) Pursuant to Rule 416 under the Securities Act, the securities registered hereby include an indeterminate number of additional securities as may become offered, issuable or sold by reason of stock splits, stock dividends, recapitalizations or similar transactions from time to time.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Pre-funded Warrants to purchase Class A Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) See Offering Note 1. (2) Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is required for the pre-funded warrants issued in the offering.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Class A Common Stock underlying Pre-funded Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) See Offering Note 1.
(2) The proposed maximum aggregate offering price of the Class A Common Stock, par value $0.0001 per share (the “Common Stock”) will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Stock and pre-funded warrants (including the Common Stock issuable upon exercise of the pre-funded warrants), if any, is $75,000,000. The registrant previously paid a registration fee of $6,905.00 in connection with the initial filing of the Registration Statement based on a proposed maximum aggregate offering price of $50,000,000. Amendment No. 1 to the Registration Statement increases the proposed maximum aggregate offering price to $75,000,000; accordingly, an additional registration fee of $3,452.50 is being paid herewith.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock
Maximum Aggregate Offering Price	$ 50,000,000.00
Amount of Registration Fee	$ 6,905.00
Offering Note	(1) See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Pre-funded Warrants to purchase Class A Common Stock
Amount of Registration Fee	$ 0.00
Offering Note	(1) See Offering Note 2.
Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Class A Common Stock underlying Pre-funded Warrants
Amount of Registration Fee	$ 0.00
Offering Note	(1) See Offering Note 3.